CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE, RELATED PARTIE (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Mar. 04, 2019	Apr. 29, 2019	Feb. 02, 2018	Dec. 31, 2019	Dec. 31, 2017	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 25, 2017	May 09, 2016
Short-term Debt [Line Items]
Convertible notes payable				$ 484,331	$ 61,000				$ 484,331		$ 61,000
Debt instrument, forgivness									14,000
Debt instrument, principal amount				1,564,080					1,564,080
Unamortized note discount				78,013	198,025			$ 0	78,013		198,025
Increase/decrease in derivative liability								2,234,073	(1,179,556)
Note past due								238,303
Fair value of shares issued upon conversion				357,465					959,290
Debt conversion, converted instrument, amount								$ 56,466	$ 411,309
Debt conversion, converted instrument, shares issued								1,956,922	640,276,078
Loss on extinguishment of debt								$ 263,609	$ 548,029
Common stock shares issued upon conversion								1,948,265,842	3,334,494,813
Accrued interest								$ 8,600
Debt conversion, converted instrument, shares issued								440,111,560
Repayment of debt								$ 4,400
Convertible notes payable, net				1,486,067	583,750	$ 635,714		1,956,922	$ 1,486,067		583,750
Past due principal								620,714
Convertible note beneficial conversion feature											1,329,389
Amortization of debt discount						111,765	$ 78,013	78,013	389,793	$ 432,419	483,635
Financing cost									138,828		845,754
Unamortized notes discount										249,241
Debt discount				218,637					218,637
Golock Capital, LLC Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible notes payable										302,067
Debt instrument, principal amount			$ 40,000	339,011	$ 191,750				339,011		$ 191,750
Interest rate			10.00%		10.00%						10.00%
Unamortized note discount			$ 40,000		$ 19,652					0	$ 19,652
Increase/decrease in derivative liability			$ 553,000
Warrants issued					4,804,708
Exercise price			$ 0.015		$ 0.014						$ 0.014
Debt discount			$ 5,000
Financing cost			$ 43,250
Golock [Member] | Amendment[Member]
Short-term Debt [Line Items]
Convertible notes payable				339,010					$ 339,010
Amendments, description		In return, Golock received several concessions. They received (a) a warrant to purchase 12,833,333 shares of the Company’s common stock for 48 months exercisable at a strike price of $.00475. The Company recorded a financing charge of $28,227 related to these warrants and (b) the conversion noted above was changed from 58% to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender request conversion. During the year ending December 31, 2019 the Company issued new notes payable of $53,331 and $23,102 of notes and accrued interest were converted into 100,000,000 shares of common stock. The balance of the notes outstanding on December 31, 2019, was $339,010. As of December 31, 2019, $285,679 of these notes were past due. As of December 31, 2020 all of the Golock notes amounting to $339,011 were past due. As a result Golock has assessed the Company additional penalties and interest pf $1,172,782. The Company has recorded this amount as an accrued liability as of December 1, 2020. The Company disagrees with the accrued interest and penalties due to Golock and intends to litigate this amount if a settlement on a vastly reduced amount, cannot be reached.
Debt Instrument, Description		They received (a) a warrant to purchase 12,833,333 shares of the Company’s common stock for 48 months exercisable at a strike price of $.00475. The Company recorded a financing charge of $28,227 related to these warrants and (b) the conversion noted above was changed from 58% to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender request conversion.
Debt conversion, converted instrument, shares issued									100,000,000
Five Lenders [Member]
Short-term Debt [Line Items]
Convertible notes payable										426,964
Unamortized note discount										179,162
Three Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible notes payable				43,500		$ 43,500			$ 43,500	45,000
Debt instrument, forgivness	$ 1,500
Due to related parties				28,500				$ 28,500	28,500
Debt conversion, converted instrument, shares issued						718,945
Three Convertible Notes [Member] | YLimit, LLC [Member]
Short-term Debt [Line Items]
Convertible notes payable				882,500	$ 517,000				882,500		$ 517,000
Debt instrument, principal amount													$ 100,000
Interest rate													10.00%
Note amended to authorized total borrowing												$ 517,000
Unamortized note discount					$ 137,358						$ 137,358
Borrowing limit increased				175,000
Additional Notes [Member]
Short-term Debt [Line Items]
Convertible notes payable				$ 256,000					256,000	369,250
Increase/decrease in derivative liability									$ 357,465	559,397
Debt Instrument, Description									On April 29, 2019, one of the lenders entered into an amendment with the Company to extend the maturity of the Notes until July 31, 2019. In return, the Company issued (a) a warrant to purchase 2,966,986 shares of the Company’s common stock for a period of 48 months exercisable at a strike price of $.00475 with a fair value of $5,934, and (b) the conversion price of outstanding notes was changed from $.015 to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender request conversion. During the year ended December 31, 2019, convertible notes of $388,207 and accrued interest were converted into 540,276,078 shares of common stock. As of December 31, 2019, the aggregate convertible notes balance to the five lenders was $299,069 and the related debt discount was $ 33,667. As of December 31, 2019, $96,069 of these notes were past due.
August 2014 [Member]
Short-term Debt [Line Items]
Note conversion price description								The Note Conversion Price is determined as follows: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a “pre-money” valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion, on a fully diluted basis
On April 12, 2018, and again on August 15, 2018 [Member] | Convertible Promissory Note [Member] | YLimit, LLC [Member]
Short-term Debt [Line Items]
Convertible notes payable										707,500
Unamortized note discount										70,078
Borrowing limit increased								$ 190,500
Current borrowing limit								707,500
Increase/decrease in derivative liability										135,900
Additional borrowing										$ 190,500
February 9, 2020 [Member] | YLimit, LLC [Member]
Short-term Debt [Line Items]
Borrowing limit increased								1,366,208	$ 175,000
Funding amount from related party								$ 453,708